Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Oct. 30, 2019
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BlackRock LifePath® Dynamic 2065 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BlackRock LifePath® Dynamic 2065 Fund (“LifePath Dynamic 2065 Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Dynamic 2065 Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BFA and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 54 and A-1, respectively, of the prospectus and in the “Purchase of Shares” section on page II-85 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021 May 1, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The 2065 Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this prospectus.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors (“BFA”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of the Fund and its share of the allocated expenses of LifePath® Dynamic 2065 Master Portfolio (the "2065 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2065 Master Portfolio invests. Management fees are paid by the 2065 Master Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds, and are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Dynamic 2065 Fund invests all of its assets in the 2065 Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”), direct investments in equity securities of issuers that are primarily engaged in or related to the real estate industry (“real estate-related equity securities”) and derivatives in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”), some of which may be index funds. The Fund’s direct investments in equity securities primarily consist of common stock but may also include preferred stock and convertible securities.

In connection with its investments in derivatives related to issuers that are primarily engaged in or related to the real estate industry (“real estate-related derivatives”), the Fund may invest in derivatives, including but not limited to, futures, options, forward contracts and/or swaps (including, but not limited to, interest rate swaps, credit default swaps and total return swaps, some of which may be referred to as contracts for difference), for purposes of managing risk or to seek to enhance total return. The Fund may also use such real estate-related derivatives for leverage, in which case their use would involve leveraging risk.

In addition to investments in real estate-related derivatives, the Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an Underlying Fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to enhance return, in which case their use may involve leveraging risk. Derivatives that are used as a substitute for taking a position in an Underlying Fund, to reduce exposure to risks (other than duration or currency risk) or to enhance return will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives. Derivatives that are used to manage duration or hedge currency risk will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.

The Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2065. The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of the date of this prospectus, the Fund expects to hold approximately 99% of its assets in equity Underlying Funds, real estate-related equity securities and equity related derivatives, approximately 1% of its assets in fixed income Underlying Funds and fixed income related derivatives and any remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Fund approaches its target date.

The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (includes REITs)[1]	Fixed-Income Funds[1]

45	99%	1%

40	99%	1%

35	99%	1%

30	99%	1%

25	95%	5%

20	88%	12%

15	78%	22%

10	66%	34%

5	54%	46%

0	40%	60%

[1]              BFA may adjust the allocation to equity and fixed-income in the Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the Fund, and determine whether any changes are required to enable the Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Details About the Fund — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed income, multi-asset or money market funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective.

		Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including large cap, mid cap, small cap and emerging growth funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. Though BFA seeks to diversify the Fund, certain Underlying Funds may concentrate their investments in specific sectors or geographic regions or countries. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Dynamic 2065 Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund. The Fund invests all of its assets in the 2065 Master Portfolio, which allocates and reallocates its assets among a combination of Underlying Funds, real estate-related equity securities and derivatives. Therefore, references to the Fund in the description of risks below may include the Underlying Funds in which the 2065 Master Portfolio invests, as applicable.

Principal Risks of the Fund’s Investment Strategies
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investments in Underlying Funds Risk — The Fund‘s investments are concentrated in Underlying Funds, so the Fund’s investment performance is directly related to the performance of the Underlying Funds. The Fund’s net asset value will change with changes in the equity and bond markets and the value of the Underlying Funds and other securities in which it invests. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds. For example, the Fund indirectly pays a portion of the expenses (including operating expenses and management fees) incurred by the Underlying Funds.
  Allocation Risk — The Fund’s ability to achieve its investment objective depends upon BFA’s skill in determining the Fund’s strategic asset class allocation and in selecting the best mix of Underlying Funds and direct investments. There is a risk that BFA’s evaluations and assumptions regarding asset classes or Underlying Funds may be incorrect in view of actual market conditions. In addition, the asset allocation or the combination of Underlying Funds determined by BFA could result in underperformance as compared to funds with similar investment objectives and strategies.
  Retirement Income Risk — The Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Fund’s name; this will depend on the amount of money you have invested in the Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion and value investments have performed better during periods of economic recovery. Therefore, these investment styles may over time go in and out of favor. At times when an investment style used by the Fund is out of favor, the Fund may underperform other funds that use different investment styles.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Real Estate-Related Securities Risk — The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If the Fund’s real estate-related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities.
  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.
Principal Risks of the Underlying Funds
  Concentration Risk — To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund that is an index fund will attempt to track its underlying index as closely as possible, it will tend to underperform the underlying index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Index-Related Risk — There is no guarantee that an Underlying Fund that is an index fund will have investment results that have a high degree of correlation to those of its underlying index or that the Underlying Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an Underlying Fund’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of an underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on an Underlying Fund and its shareholders.
  Management Risk — As an Underlying Fund that is an index fund may not fully replicate its underlying index, it is subject to the risk that the Underlying Fund’s investment manager’s investment strategy may not produce the intended results.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds that are index funds, those Underlying Funds may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.
  Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
  Purchase and Sale Contracts Risk — If the other party to a purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
  Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An Underlying Fund that is an index fund may or may not hold every security in the index.

  When an Underlying Fund deviates from a full replication indexing strategy to utilize a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Underlying Fund may not have an investment profile similar to those of its index.
  Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund.
  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.
  Tracking Error Risk — Tracking error is the divergence of the performance of an Underlying Fund that is an index fund from the performance of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in an Underlying Fund’s portfolio and those included in its underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and an Underlying Fund’s valuation of a security at the time of calculation of an Underlying Fund’s net asset value), differences in transaction costs, an Underlying Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to an underlying index or the costs to an Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an Underlying Fund incurs fees and expenses, while its underlying index does not.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the LifePath Dynamic 2065 Fund has not commenced operations as of the date of this prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052. The Fund will compare its performance to that of the Russell 1000® Index and the LifePath Dynamic 2065 Fund Custom Benchmark. The LifePath Dynamic 2065 Fund Custom Benchmark is a customized weighted index comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the LifePath Dynamic 2065 Fund has not commenced operations as of the date of this prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2065 Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.35%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.94%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 616
3 Years	rr_ExpenseExampleYear03	$ 870
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2065 Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.40%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 277
3 Years	rr_ExpenseExampleYear03	611
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 611
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2065 Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees	rr_Component1OtherExpensesOverAssets	0.35%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.69%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	$ 285
Investor A, C, Institutional and Class R | BlackRock LifePath Dynamic 2065 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.30%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[4],[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[2],[4]
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	$ 426

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	BFA, the investment adviser for the 2065 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2065 Master Portfolio level through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2065 Master Portfolio.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of the Fund and its share of the allocated expenses of LifePath® Dynamic 2065 Master Portfolio (the "2065 Master Portfolio"), a series of Master Investment Portfolio ("MIP"), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2065 Master Portfolio invests. Management fees are paid by the 2065 Master Portfolio.
[4]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the 2065 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the 2065 Master Portfolio, as applicable, for Independent Expenses through April 30, 2030. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2030 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[5]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds, and are based on estimated amounts for the Fund’s current fiscal year.
[7]	There is no CDSC on Investor C Shares after one year.